Other Obligations - Summary of Other Obligations (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2000 CNY (¥)
Classes of other provisions [abstract]
One-off cash housing subsidies	¥ 2,496		¥ 2,496	¥ 4,142
Obligations under finance lease	240		692
Others	298		231
Sub-total	3,034		3,419
Less: Current portion	(2,844)	$ (414)	(2,987)
Other obligations, noncurrent	¥ 190	$ 28	¥ 432